Summary Of Significant Accounting Policies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Organization, Principles Of Consolidation And Basis Of Presentation [Line Items]
Total investment in low-income housing tax credit investments	$ 128.0	$ 57.5
Costs incurred for operating expense reduction initiatives			18.6
Real estate, net and Policy loans	128.0	57.5
Cumulative effect adjustment - ASU 2010-26				11.0
Project related costs	11
OTTI related to noncredit loss		0
Accumulated depreciation, Real estate	10.4	29.4
Total real estate	92.7	153.1
Decrease in total real estate	60.4
Depreciation expense	28.0	31.7	31.4
Percentage of corporate headquarters leased to non-affiliated tenants	35.30%	34.30%	35.70%
Other policyholder funds	5,078.1	4,627.8	4,337.1
Customer Lists [Member]
Organization, Principles Of Consolidation And Basis Of Presentation [Line Items]
Acquired intangible assets, weighted average useful life, years	8.3
Property [Member]
Organization, Principles Of Consolidation And Basis Of Presentation [Line Items]
Property, Equipment and Capitalized Software, Minimum	30
Property, Equipment and Capitalized Software, Maximum	40
Estimated useful life for properties in years	40
Equipment [Member]
Organization, Principles Of Consolidation And Basis Of Presentation [Line Items]
Property, Equipment and Capitalized Software, Minimum	3
Property, Equipment and Capitalized Software, Maximum	10
Capitalized Software [Member]
Organization, Principles Of Consolidation And Basis Of Presentation [Line Items]
Property, Equipment and Capitalized Software, Minimum	3
Property, Equipment and Capitalized Software, Maximum	5
Group Disability And Life Insurance [Member]
Organization, Principles Of Consolidation And Basis Of Presentation [Line Items]
Intangible assets, average useful life, years	2.5
Advanced Premiums, Premiums On Deposit And Experience Rated Liabilities [Member]
Organization, Principles Of Consolidation And Basis Of Presentation [Line Items]
Other policyholder funds	419.4	418.5
Individual Disability Insurance [Member] | DAC [Member]
Organization, Principles Of Consolidation And Basis Of Presentation [Line Items]
Intangible assets, minimum useful life, years	20
Intangible assets, maximum useful life, years	25
Expected percent that investment contract to be amortized at ten years	50.00%
Expected percent that investment contract to be amortized at fifteen years	75.00%
Group Annuity Products [Member] | DAC [Member]
Organization, Principles Of Consolidation And Basis Of Presentation [Line Items]
Intangible assets, average useful life, years	10
Expected percent that investment contract to be amortized at five years	80.00%
Individual Deferred Annuities [Member] | DAC [Member]
Organization, Principles Of Consolidation And Basis Of Presentation [Line Items]
Intangible assets, average useful life, years	30
Expected percent that investment contract to be amortized at five years	55.00%
Expected percent that investment contract to be amortized at fifteen years	95.00%
Minnesota Life [Member] | VOBA [Member]
Organization, Principles Of Consolidation And Basis Of Presentation [Line Items]
Intangible assets, average useful life, years	30
TIAA [Member] | VOBA [Member]
Organization, Principles Of Consolidation And Basis Of Presentation [Line Items]
Intangible assets, average useful life, years	20
Reclassification [Member]
Organization, Principles Of Consolidation And Basis Of Presentation [Line Items]
Policy loans	$ 2.9	$ 3.3